Note 9. Maturities Schedules (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Short Term and Long Term Debt [Line Items]
Debt Instrument, Face Amount	$ 7,199.4	$ 3,576.2
Other Debt Obligations [Member]
Schedule of Short Term and Long Term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,434.3
Long-term Debt, Maturities, Repayments of Principal in Year Two	488.0
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1,063.8
Long-term Debt, Maturities, Repayments of Principal in Year Three	162.8
Long-term Debt, Maturities, Repayments of Principal in Year Four	639.4
Long-term Debt, Excluding Current Maturities	925.9
Long Term Debt Maturities Repayments Of Principal Total	5,714.2
Finance Obligations Under Sale Leaseback [Member]
Schedule of Short Term and Long Term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two	13.8
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	13.8
Long-term Debt, Maturities, Repayments of Principal in Year Three	13.6
Long-term Debt, Maturities, Repayments of Principal in Year Four	12.9
Long-term Debt, Excluding Current Maturities	13.1
Capital Lease Obligations [Member]
Schedule of Short Term and Long Term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal after Year Five	80.0
Long-term Debt, Maturities, Repayments of Principal in Year Two	5.7
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	5.4
Long-term Debt, Maturities, Repayments of Principal in Year Three	5.8
Long-term Debt, Maturities, Repayments of Principal in Year Four	5.4
Long-term Debt, Excluding Current Maturities	4.9
Capital Lease Obligations	107.2
Capital Lease Obligations, Noncurrent	78.4
Debt Instrument, Increase, Accrued Interest	(25.8)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	81.4
Capital Lease Obligations, Current	$ (3.0)